Above Market Acquired Charters	12 Months Ended
Dec. 31, 2013
Above Market Acquired Charters (Abstract)
Above market acquired charters
6. Above market acquired charters

On September 11, 2013 the Partnership acquired the shares of Anax Container Carrier S.A., Thiseas Container Carrier S.A. and Cronus Container Carrier S.A., the vessel owning companies of the M/V Hyundai Prestige renamed to CCNI Angol, M/V Hyundai Privilege, and M/V Hyundai Platinum, respectively, from CMTC with outstanding time charters to Hyundai which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,094, $19,329 and $19,358, respectively, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
On March 20 and March 27, 2013 the Partnership acquired the shares of Hercules Container Carrier S.A. and Iason Container Carrier S.A., the vessel owning companies of M/V Hyundai Premium and M/V Hyundai Paramount, respectively, from CMTC with outstanding time charters to Hyundai which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $19,707 and $19,768, respectively, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In December 22, 2012 the Partnership acquired the shares of Agamemnon and Archimidis, from CMTC with outstanding time charters to Maersk which were above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charters were estimated by the Partnership at $2,250 each, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
In June 2011 the Partnership acquired the shares of Patroklos, the vessel-owning company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the consolidated balance sheet as of the acquisition date (Note 3).
For the years ended December 31, 2013, 2012 and 2011 revenues included a reduction of 13,594, $7,904 and $5,489 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2012	$45,543	$5,581	$—	$—	$—	$—	$—	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	—	—	—	—	—	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	—	—	—	—	—	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$—	$—	$—	$—	$—	$47,720
Acquisitions	—	—	—	—	19,707	19,768	19,094	19,329	19,358	97,256
Amortization	(5,357)	(2,481)	(864)	(797)	(1,311)	(1,240)	(519)	(513)	(512)	(13,594)
Carrying amount as at December 31, 2013	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846	$131,382

As of December 31, 2013 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $131,382 and will be amortized in future years as follows:

For the twelve month period ended December 31,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2014	$5,357	$612	$863	$796	$1,668	$1,670	$1,693	$1,672	$1,669	$16,000
2015	5,357	-	500	636	1,668	1,670	1,693	1,672	1,669	14,865
2016	5,372	-	-	-	1,668	1,670	1,697	1,675	1,674	13,756
2017	5,357	-	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	-	-	-	1,668	1,670	1,693	1,672	1,669	13,729
Thereafter	8,014	-	-	-	10,056	10,178	10,106	10,453	10,496	59,303
Total	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846	$131,382
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